Dividends - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions				2 Months Ended
	Feb. 25, 2026 USD ($) $ / shares	Jan. 05, 2026 USD ($)	Jan. 05, 2026 EUR (€)	Feb. 26, 2026 USD ($) $ / shares
Dividend distribution
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue | $	$ 7,710			$ 7,710
EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue		$ 35	€ 30
Notional amount | €			€ 1,250
Ordinary shares | Dividend distribution
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares	$ 0.45			$ 0.45